Derivatives and Hedging Activities - Fair Value of Derivative Assets by Type (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Credit Derivatives [Line Items]
Derivative assets before collateral	$ 278	$ 324
Plus (Less): Related collateral	(103)	(75)
Derivative assets	175	249
Interest rate
Credit Derivatives [Line Items]
Derivative assets before collateral	82	58
Foreign exchange
Credit Derivatives [Line Items]
Derivative assets before collateral	39	81
Commodity
Credit Derivatives [Line Items]
Derivative assets before collateral	149	170
Credit
Credit Derivatives [Line Items]
Derivative assets before collateral	0	0
Other
Credit Derivatives [Line Items]
Derivative assets before collateral	$ 8	$ 15